Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

Class II Shares

and

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Class I, II and III Shares

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust (the “Trust”))

Supplement dated June 3, 2021 to the

Statements of Additional Information (each, an “SAI”) dated

May 1, 2021, as supplemented to date

Effective May 4, 2021, Robert M. Arena, Jr. no longer serves as President and Chief Executive Officer of the Trust but continues to serve as an Interested Trustee of the Trust.

At a meeting of the Board held on May 4, 2021, the Board unanimously approved: (i) Barrie Ribet to serve as an Interested Trustee of the Trust, effective immediately; and (ii) Eric Todd to serve as the President and Chief Executive Officer of the Trust, effective immediately. Accordingly, the above referenced SAIs are revised as follows:

1.	In the “Board Risk Oversight” sub-section of the “MANAGEMENT” section of the SAI, the first sentence is deleted and replaced with the following:

The Board of Trustees is comprised of Mr. Arena, Ms. Ribet and three Independent Trustees with a standing independent Audit Committee with a separate chair.

2.	In the “Trustee Qualifications—Interested Trustees” sub-section of the “MANAGEMENT” section of the SAI, the following is added:

Barrie Ribet: Ms. Ribet has significant business experience in the financial services industry, including extensive experience in structured finance.

3.	In the “Interested Trustees and Officers of the Trust” sub-section of the “MANAGEMENT” section of the SAI, the entries in the table related to Robert M. Arena, Jr. are deleted and replaced with the following:

Name and Year of Birth	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert M. Arena, Jr. (1968)(2)	Trustee since 2013	Mr. Arena serves as President of The Global Atlantic Financial Group LLC (“TGAFG”) (since 2021); as Director of Global Atlantic Financial Group Limited (“GAFGL”) (since 2021); as President and Head of Life and Retirement of Ariel Re (Holdings) Limited, Global Atlantic Financial Life Limited (“GAFLL”) and Global Atlantic Financial Limited (formerly Commonwealth Re Midco Limited) (“GAFL”) (since 2020); as Director and President of Global Atlantic Financial Company (“GAFC”) (since 2017 and 2020, respectively); as Director of GAFL (since 2019); as Director, President and Head of Life and Retirement of Global Atlantic (Fin) Company (since 2017, 2019 and 2017, respectively); as Director, Chairman and President of Forethought Life Insurance Company (“FLIC”) (since 2016, 2017 and 2016, respectively); as Director, Chairman and President of Commonwealth Annuity and Life Insurance Company (“CWA”) and First Allmerica Financial Life Insurance Company (FAFLIC”) (since 2017, 2017 and 2018, respectively); as Director, Chairman and Chief Executive Officer of Accordia Life and Annuity Company (“Accordia”) (since 2016, 2017 and 2017, respectively); as Manager and Chairman of Global Atlantic Investment Advisors, LLC (“GAIA”) (since 2016); and as Manager, Chairman and President of Global Atlantic Distributors, LLC (“GAD”) (since 2012, 2012 and 2013, respectively); Previously, Mr. Arena has served as President and Head of Life and	23	None

Name and Year of Birth	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Retirement of GAFGL (2020 – 2021); as Co-President, Head of Life and Retirement of GAFGL, GAFL and GAFLL (2017 – 2020); as President and Head of Individual Markets (2019 – 2020) and Co-President and Head of Life and Retirement of GAFC (2017 – 2019 and 2016 – 2019, respectively); as Co-President of Global Atlantic (Fin) Company (2017 – 2019); as Executive Vice President of CWA (2017 – 2018); as Executive Vice President of Forethought Financial Group, Inc. (“FFG”) (2013 – 2014); and as President of Forethought Annuity, FFG (2013 – 2015).

(2) Mr. Arena is an interested person of the Trust because he is an officer of GAFGL. Mr. Arena holds comparable positions with the GAIA, GAD, FLIC, CWA, and certain other companies affiliated with GAIA.

4.	In the “Interested Trustees and Officers of the Trust” sub-section of the “MANAGEMENT” section of the SAI, the following entries are added to the table:

Name and Year of Birth	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships for Public Companies and Other Registered Investment Companies held by Trustee During the Past Five Years
Barrie Ribet(3) 1982	Trustee since 2021	Ms. Ribet serves as Managing Director of GAFC (since 2017); Managing Director of FLIC, CWA, Accordia, and FAFLIC (since 2019) and Managing Director of Global Atlantic Equipment Management, LLC (since 2021). Previously, Ms. Ribet served as Senior Vice President, Head of Asset Origination of GAFC (from 2015 to 2017).	23	None

Name and Year of Birth	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships for Public Companies and Other Registered Investment Companies held by Trustee During the Past Five Years
Eric Todd 1969	President and Chief Executive Officer since 2021	Mr. Todd is currently Chief Product Officer of GAFC, he also serves as Managing Director of GAFC (since 2015); Manager, President and Chief Investment Officer of GAIA (since 2013); Manager of GAD (since 2016); Director and Managing Director of FLIC (since 2014 and 2018, respectively); and Director and Managing Director of CWA, FAFLIC and Accordia (since 2017 and 2018, respectively).	23	N/A

(3) Ms. Ribet is an interested person of the Trust because she is Managing Director of GAFC. Ms. Ribet holds comparable positions with the FLIC, CWA, and certain other companies affiliated with GAIA.

5.	In the “Compensation of Trustees” and “Trustees’ Ownership of Shares in the Portfolios” sub-sections of the “MANAGEMENT” section of the SAI, the following sentence is added to the end of the sections:

Because Ms. Ribet was not a Trustee as of the end of the most recently completed fiscal year or calendar year, no information is provided for her.

This Supplement and the Summary Prospectuses, Prospectus, and SAI provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at 1-877-355-1820.

Please retain this Supplement for future reference.

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